T. ROWE PRICE Global Value Equity Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 0.4%
Common Stocks 0.4%
Downer EDI  193,426 527
Total Australia (Cost
$432
)
527
AUSTRIA 1.1%
Common Stocks 1.1%
OMV  15,974 711
voestalpine  20,090 598
Total Austria (Cost
$1,336
)
1,309
BRAZIL 0.6%
Common Stocks 0.6%
Iguatemi  139,326 673
Total Brazil (Cost
$520
)
673
CANADA 4.7%
Common Stocks 4.7%
BRP  10,259 648
Canadian Pacific Kansas City (USD)  14,531 1,169
Fairfax Financial Holdings (1) 1,491 1,554
Franco-Nevada  10,623 1,149
Wheaton Precious Metals (USD)  24,992 1,172
Total Canada (Cost
$4,875
)
5,692
CHINA 0.6%
Common Stocks 0.6%
Baidu, ADR (USD) (2) 4,090 431
BOE Varitronix (HKD) (1) 441,000 286
Total China (Cost
$1,127
)
717
FRANCE 2.7%
Common Stocks 2.7%
Airbus  8,180 1,303
Sanofi  14,889 1,491

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Ubisoft Entertainment (2) 23,269 513
Total France (Cost
$2,780
)
3,307
GERMANY 3.4%
Common Stocks 3.4%
Covestro (2) 13,400 708
Daimler Truck Holding  24,377 871
Puma  13,656 549
Siemens  6,826 1,222
Siltronic (1) 7,980 750
Total Germany (Cost
$3,595
)
4,100
INDIA 1.4%
Common Stocks 1.4%
Axis Bank  57,107 734
Power Grid Corp. of India  313,683 982
Total India (Cost
$1,340
)
1,716
ITALY 1.0%
Common Stocks 1.0%
Intesa Sanpaolo  399,319 1,230
Total Italy (Cost
$1,058
)
1,230
JAPAN 6.6%
Common Stocks 6.6%
Aida Engineering  101,300 576
Hikari Tsushin  4,400 767
IHI  38,000 727
ITOCHU  17,200 781
Lixil  44,400 593
Nextage  50,500 761
Nintendo  11,000 614
Nippon Telegraph & Telephone  1,010,000 1,268
Sharp (2) 115,400 776
Sintokogio  61,900 456
Taisei  19,000 693
Total Japan (Cost
$7,469
)
8,012

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 3.1%
Common Stocks 3.1%
Heineken Holding  14,374 1,206
ING Groep  103,422 1,469
Koninklijke Philips (2) 48,384 1,024
Total Netherlands (Cost
$3,146
)
3,699
NORWAY 0.6%
Common Stocks 0.6%
Seadrill (USD) (2) 16,440 711
Total Norway (Cost
$784
)
711
PORTUGAL 0.0%
Common Stocks 0.0%
Galp Energia  3,843 60
Total Portugal (Cost
$62
)
60
SOUTH KOREA 1.1%
Common Stocks 1.1%
Samsung Electronics  23,701 1,288
Total South Korea (Cost
$1,170
)
1,288
SWITZERLAND 1.2%
Common Stocks 1.2%
Zurich Insurance Group  2,976 1,512
Total Switzerland (Cost
$1,209
)
1,512
TAIWAN 0.9%
Common Stocks 0.9%
Taiwan Semiconductor Manufacturing, ADR (USD)  9,200 1,039
Total Taiwan (Cost
$952
)
1,039
UNITED KINGDOM 5.6%
Common Stocks 5.6%
AstraZeneca  15,175 2,012

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
BP  211,473 1,235
Compass Group  44,923 1,237
Rio Tinto  11,650 807
Unilever  30,660 1,492
Total United Kingdom (Cost
$6,151
)
6,783
UNITED STATES 61.1%
Common Stocks 61.1%
AbbVie  9,368 1,540
Allstate  5,700 885
Alphabet, Class C (2) 17,040 2,416
American International Group  18,905 1,314
Apollo Global Management  10,946 1,099
Avantor (2) 43,626 1,003
Baxter International  24,144 934
Becton Dickinson & Company  7,210 1,722
Berkshire Hathaway, Class B (2) 5,500 2,111
Broadcom  1,879 2,217
Charles Schwab  21,582 1,358
Chubb  7,533 1,846
Constellation Energy (1) 6,000 732
Corebridge Financial  36,551 883
Crown Holdings  9,458 837
Diamondback Energy  6,580 1,012
Elevance Health  4,214 2,079
Exxon Mobil  23,499 2,416
Fiserv (2) 8,114 1,151
FleetCor Technologies (2) 3,582 1,039
General Electric  12,212 1,617
Intel  24,690 1,064
JPMorgan Chase  12,632 2,203
Keurig Dr Pepper (1) 48,838 1,535
L3Harris Technologies  6,438 1,342
Lam Research  1,567 1,293
Marvell Technology  18,220 1,233
Meta Platforms, Class A (2) 4,499 1,755
Micron Technology  16,105 1,381
Microsoft  13,281 5,280
MKS Instruments (1) 10,220 1,088
Morgan Stanley  8,945 780
News, Class A (1) 42,066 1,037
Norfolk Southern  3,569 840
PG&E  86,093 1,452
Salesforce (1)(2) 6,700 1,883

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Select Medical Holdings (1) 27,500 715
Southern  25,537 1,775
Southwestern Energy (2) 119,540 771
SS&C Technologies Holdings  14,911 910
Stanley Black & Decker (1) 11,465 1,070
T-Mobile U.S.  11,902 1,919
TechnipFMC  39,814 770
Thermo Fisher Scientific  2,482 1,338
Travelers  6,027 1,274
UnitedHealth Group  4,398 2,251
Vornado Realty Trust, REIT  26,090 709
Walmart  11,254 1,860
Wells Fargo  32,738 1,643
Western Digital (2) 21,193 1,213
Westrock  24,800 998
Total United States (Cost
$59,659
)
73,593
VIETNAM 1.8%
Common Stocks 1.8%
FPT  196,200 819
Hoa Phat Group (2) 520,300 589
Military Commercial Joint Stock Bank  754,140 727
Total Vietnam (Cost
$1,724
)
2,135
SHORT-TERM INVESTMENTS 1.7%
Money Market Funds 1.7%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 2,018,092 2,018
Total Short-Term Investments (Cost $2,018) 2,018

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 4.5%
Money Market Funds 4.5%
T. Rowe Price Government Reserve Fund, 5.40% (3)(4) 5,403,272 5,403
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 5,403
Total Securities Lending Collateral (Cost $5,403) 5,403
Total Investments in Securities 104.1%
(Cost $106,810) $ 125,524
Other Assets Less Liabilities (4.1)% (4,998)
Net Assets 100.0% $ 120,526
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 29++
Totals $ —# $ — $ 29+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 9,652  ¤  ¤ $ 7,421
Total $ 7,421^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $29 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,421.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Value Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Value Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Value Equity Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 78,115 $ 39,988 $ — $ 118,103
Short-Term Investments 2,018 — — 2,018
Securities Lending Collateral 5,403 — — 5,403
Total $ 85,536 $ 39,988 $ — $ 125,524

T. ROWE PRICE Global Value Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F1231-054Q1 01/24